Interest Bearing Financial Liabilities - Summary of Obtained Loans Extended And/Or Guaranteed by Export Credit Agencies (Parenthetical) (Detail) ₱ in Millions	Dec. 31, 2017 PHP (₱)
Fixed Rate Notes [Member] | U.S. Dollar Debts [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings	8.35%
Fixed Rate Retail Bonds [Member] | Loan Agreement Date January Twenty Two Two Thousand Fourteen
Disclosure of detailed information about borrowings [Line Items]
Loans received	₱ 15,000
Fixed Rate Retail Bonds [Member] | Philippine Peso Debts | Loan Agreement Date January Twenty Two Two Thousand Fourteen | Tranche A
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings	5.225%
Loans received	₱ 12,400
Fixed Rate Retail Bonds [Member] | Philippine Peso Debts | Loan Agreement Date January Twenty Two Two Thousand Fourteen | Tranche B [Member]
Disclosure of detailed information about borrowings [Line Items]
Interest rates on borrowings	5.2813%
Loans received	₱ 2,600